ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts Payable and Accrued Liabilities [Abstract]
Accrued wages and bonuses	$ 2,321	$ 2,323
Accrued legal and professional fees	386	511
Payables for acquisition of intangible assets	544	2,807
Royalty fees payable	292	1,382
Accrued consulting fees	188	188
Share repurchase fee payable	3	29
Accrued sales discount	59	148
Others	1,247	961
Accrued expenses and other current liabilities	$ 5,040	$ 8,349